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                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: October 31, 2003
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...23.5
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the calendar Year or Quarter Ended September 30, 2002
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
--------------------------------------------------------------------------------
Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 25th day of October, 2002.


This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 1  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
-----------------------------------------------------------------------------------------------------------------------------
3M CO                           COM           88579Y101       11,752    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM             2824100          273      6,750 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
ALCOA INC                       COM            13817101        2,062    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COM            25816109        3,332    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL          COM            26874107          581     10,626 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
AMGEN INC.                      COM            31162100          211      5,056 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                 COM           00184A105          207     17,725 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
AT&T CORP                       COM             1957109        1,461    121,662 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES          COM           00209A106           57     13,864 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM            60505104          415      6,500 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY              CL A           84670108          443          6 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
BOEING CO                       COM            97023105        3,647    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC                 COM           149123101        3,977    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
CHEVERONTEXACO CORP             COM            16676410          311      4,493 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                   COM           17275R102          318     30,350 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM           172967101        3,787    127,752 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY               COM           191216100        5,614    117,062 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM           247025109          247     10,500 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                  UNIT SER 1       252787106          907    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
DUPONT E I DE NEMOURS           COM           263534109        3,854    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK COMPANY           COM           277461109        2,911    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION         COM           30231G102        4,286    134,362 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                      COM           313586109          244      4,100 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO             COM           369604103        3,627    147,162 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP             COM           370442105        4,157    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO              COM           428236103        1,389    119,016 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                      COM           437076102        3,049    116,812 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC              COM           438516106        2,315    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
INTEL CORP                      COM           458140100        1,866    134,362 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
IBM CORPORATION                 COM           459200101        6,649    113,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO          COM           460146103        3,568    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COM           478160104        6,441    119,107 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
LILLY (ELI) & CO                COM           532457108          249      4,500 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
                                  Page 1 of 2


                               Form 13F

Page 2  of 2                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
-----------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES             COM           549463107            9     12,600 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP                 COM           580135101        1,887    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                  COM           585055106          200      4,750 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
MERCK & CO                      COM           589331107        5,312    116,212 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM           594918104        5,636    128,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
MORGAN J.P. & COMPANY           COM           616880100        2,029    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                     COM           68389X105          167     21,300 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                     COM           713448108          279      7,560 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                     COM           717081103          736     25,350 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC           COM           718154107        4,489    115,712 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO             COM           742718109       10,029    112,212 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.         COM           78387G103        2,429    120,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC            COM           866810104           34     13,250 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICES          COM           911312106          282      4,510 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP        COM           913017109        6,037    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS          COM           92343V104          314     11,450 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
VIACOM INC                      CL B          925524308          304      7,500 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC             COM           931142103        6,151    108,712 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO               COM Disney       254687106        1,618    106,862 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO CO                  COM           949746101          344      7,150 sh         Sole         N/A        Sole
-----------------------------------------------------------------------------------------------------------------------------

                                                         -----------
                                                             132,493
                                                         ===========



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